TAXES ON INCOME (Schedule of Reconciliation of Tax Provisions to the Domestic and Effective Tax Rate) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Income before Income Taxes		$ 4,939	$ 3,982	$ 5,256
Statutory tax rate in Israel		24.00%	25.00%	26.50%	26.50%
Theoretical taxes on income		$ 1,185	$ 996	$ 1,393
Increase (decrease) in taxes on income resulting from:
Tax adjustment for foreign subsidiaries subject to a different tax rate		518	618	224
Reduced tax rate on income derived from "Preferred Enterprises" plans		(111)	75	146
Exempt income (Bargain purchase)				(1,281)
Earnings from foreign subsidiaries	[1]	371	2,685
Valuation allowance		8	(40)	(75)
Change in tax rate		414
Tax in respect of prior years		7	(151)	(12)
Other adjustments		45	(200)	130
Permanent differences		(104)	(118)	119
Taxes on income as reported in the statements of income		$ 2,333	$ 3,865	$ 644

[1]	During 2016, the Company recorded an accrual that related to a tax liability due to actual distribution of earnings from foreign subsidiaries of the Company and due to the possibility of future distribution of earnings from such foreign subsidiaries.